Revenues - Disaggregation by Customer Location (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 25,781	$ 18,327	$ 25,461	$ 18,353
North America
Disaggregation of Revenue [Line Items]
Revenues	12,361	12,725	15,825	15,732
Europe, Middle East, Africa (EMEA)
Disaggregation of Revenue [Line Items]
Revenues	7,894	5,210
Asia
Disaggregation of Revenue [Line Items]
Revenues	4,151	242	1,477	504
Australia
Disaggregation of Revenue [Line Items]
Revenues	$ 1,375	$ 150	$ 637	$ 0